Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable [Abstract]
Billed receivables	$ 23,298	$ 28,704	$ 28,285
Unbilled receivables	10,357	9,639	8,271
Less: Allowance for doubtful accounts	(1,200)	(2,366)	(1,447)
Total accounts receivable, net	$ 32,454	$ 35,977	$ 35,109